Quarterly Financial Data - Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 28, 2014	Jun. 29, 2014	Mar. 30, 2014	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data
Net sales	$ 100,378	$ 99,957		$ 102,980	$ 100,706	$ 102,386	$ 103,632	$ 105,381	$ 98,062	$ 404,021	$ 409,461	$ 304,481
Gross margins	33,026		32,499	33,823	30,615	30,166	32,001	32,400	26,786
Operating earnings	10,310		11,223	9,945	10,845	5,010	7,553	2,443	2,681	42,323	17,687	15,061
Earnings/(loss) from continuing operations						4,148	5,115	(10,253)	2,988	26,522	1,997	13,492
Earnings (loss) from discontinued operations						(7,129)	1,704	(1,082)	580		(5,926)	6,841
Net earnings (loss)	$ 6,964		$ 8,117	$ 6,361	$ 5,080	$ (2,981)	$ 6,819	$ (11,335)	$ 3,568	$ 26,522	$ (3,929)	$ 20,333
Basic earnings per share	$ 0.21		$ 0.24	$ 0.19	$ 0.15	$ (0.09)	$ 0.20	$ (0.34)	$ 0.11	$ 0.79	$ (0.12)	$ 0.60
Diluted earnings per share	$ 0.21		$ 0.24	$ 0.19	$ 0.15	$ (0.09)	$ 0.21	$ (0.34)	$ 0.10	$ 0.78	$ (0.12)	$ 0.59
Basic earnings per share:
Continuing operations (in dollars per share)						$ 0.12	$ 0.16	$ (0.31)	$ 0.09	$ 0.79	$ 0.06	$ 0.40
Discontinued operations (in dollars per share)						$ (0.21)	$ 0.04	$ (0.03)	$ 0.02		$ (0.18)	$ 0.20
Net (loss)/earnings attributable to CTS Corporation	$ 0.21		$ 0.24	$ 0.19	$ 0.15	$ (0.09)	$ 0.20	$ (0.34)	$ 0.11	$ 0.79	$ (0.12)	$ 0.60
Diluted earnings per share:
Continuing operations (in dollars per share)						$ 0.12	$ 0.16	$ (0.31)	$ 0.09	$ 0.78	$ 0.06	$ 0.39
Discontinued operations (in dollars per share)						$ (0.21)	$ 0.05	$ (0.03)	$ 0.01		$ (0.18)	$ 0.20
Total	$ 0.21		$ 0.24	$ 0.19	$ 0.15	$ (0.09)	$ 0.21	$ (0.34)	$ 0.10	$ 0.78	$ (0.12)	$ 0.59